Nature of Operations (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended				0 Months Ended		0 Months Ended
	Sep. 30, 2014	Aug. 12, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 16, 2014 Private Placement [Member]	Aug. 12, 2014 Private Placement [Member]	Aug. 12, 2014 Reverse acquisition - YIDI [Member]
Shares of common stock issued in conversion of redeemable convertible preferred stock							2,811,499
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.01
Exchange ratio of options and warrants							$ 25.00207
Share price (in dollars per share)					$ 2.50	$ 2.00
Ownership percentage post acquisition		80.00%
Transfer of former business in satisfaction of promissory note							$ 249
Issuance of common stock in connection with private placement of common stock, net of offering costs	25,487				25,487
Issuance of common stock in connection with private placement of common stock, net of offering costs, shares					10,666,570
Gross proceeds from private placement					$ 26,666